Prospectus Supplement

November 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

Emerging Markets Leaders Portfolio

Frontier Emerging Markets Portfolio

The section of the Prospectus entitled "Portfolio Summary—Emerging Markets Leaders Portfolio—Fund Management—Portfolio Manager" is hereby deleted and replaced with the following, effective November 30, 2015:

Portfolio Managers. The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Portfolio
Ashutosh Sinha	Managing Director of MSIM Company	Since inception
Vishal Gupta	Vice President of MSIM Company	November 2015

The section of the Prospectus entitled "Portfolio Summary—Frontier Emerging Markets Portfolio—Fund Management—Portfolio Manager" is hereby deleted and replaced with the following, effective November 30, 2015:

Portfolio Managers. The Portfolio is managed by members of the Emerging Markets Equity team. Information about the members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Tim Drinkall	Managing Director	September 2012*
Pierre Horvilleur	Vice President	November 2015

*  Mr. Drinkall served as the portfolio manager of the Frontier Predecessor Fund since it commenced operations in 2008.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Leaders Portfolio" is hereby deleted and replaced with the following, effective November 30, 2015:

Emerging Markets Leaders Portfolio

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The members of the team primarily responsible for the day-to-day management of the Portfolio are Ashutosh Sinha and Vishal Gupta.

Mr. Sinha has been associated with MSIM Company since 2011 and has over 20 years of investment experience. Prior to re-joining MSIM Company in 2011, Mr. Sinha most recently founded and served as the managing partner of Amoeba Capital Partners, Pte, a money management firm focused on Asia long-short equity investing from 2006 to 2011. Previously, he was the lead portfolio manager for Asia ex-Japan Equities, as part of the Adviser's Global Emerging Markets Equity team, from 1998 to 2006. Mr. Gupta has been associated with MSIM Company since 2014 and has 11 years of investment experience. Prior to joining MSIM Company in 2014, Mr. Gupta worked at Sansar Capital from 2007 to 2013 as a research analyst covering Asian equities.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Frontier Emerging Markets Portfolio" is hereby deleted and replaced with the following, effective November 30, 2015:

Frontier Emerging Markets Portfolio

The Portfolio is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The members of the team primarily responsible for the day-to-day management of the Portfolio are Tim Drinkall and Pierre Horvilleur.

Mr. Drinkall has been associated with the Adviser in an investment management capacity since 2007. Mr. Horvilleur has been associated with the Adviser in an investment management capacity since 2013. Prior to re-joining Morgan Stanley in 2013, Mr. Horvilleur was an analyst at Consilium Investment Management in 2010 and a fundamental research analyst in emerging and international equity markets, focusing on industrials, at William Blair Investment Management from 2011 to 2013.

Please retain this supplement for future reference.

  MSIGLINSPT-1115

Statement of Additional Information Supplement

November 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated November 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2015

Emerging Markets Leaders Portfolio

Frontier Emerging Markets Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2014 (unless otherwise indicated)—Emerging Markets Leaders" is hereby deleted and replaced with the following, effective November 30, 2015:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Leaders
Ashutosh Sinha	1	$450.0 million	4	$375.1 million	0	$0
Vishal Gupta****	0	$0	0	$0	0	$0

****  As of November 17, 2015.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2014 (unless otherwise indicated)—Frontier Emerging Markets" is hereby deleted and replaced with the following, effective November 30, 2015:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Frontier Emerging Markets
Tim Drinkall	0	$0	2	$476.0 million	1(7)	$81.7 million(7)
Pierre Horvilleur****	0	$0	0	$0	0	$0

****  As of November 17, 2015.

(7)  Of these other accounts, one account with a total of approximately $81.7 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Leaders" is hereby deleted and replaced with the following, effective November 30, 2015:

Portfolio and Portfolio Managers	Portfolio Holdings
Emerging Markets Leaders
Ashutosh Sinha	None
Vishal Gupta*****	None***

***  Not included in the table above, the portfolio manager has made investments in one or more other pooled investment vehicles (i.e., funds not formed or registered in the United States) managed by the same portfolio management team pursuant to a similar strategy.

*****  As of November 17, 2015.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Frontier Emerging Markets" is hereby deleted and replaced with the following, effective November 30, 2015:

Portfolio and Portfolio Managers	Portfolio Holdings
Frontier Emerging Markets
Tim Drinkall	$100,001-$500,000
Pierre Horvilleur*****	$1-$10,000

*****  As of November 17, 2015.

Please retain this supplement for future reference.